Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,644,080.00
Previously Paid Amount	0.00
Total Fee Amount	864.11
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 864.11
Narrative - Max Aggregate Offering Price	$ 5,644,080.00
Final Prospectus	true